Other Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accrued expenses	$ 541	$ 541
Others	1,177	1,121
Total other accrued liabilities	$ 1,718	$ 1,662